EARNINGS (LOSS) PER SHARE - Summary of Computation Earnings (Loss) Per Common Share Using Two Class Method (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 28, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income		$ 250	$ 153	$ 73
Net (loss) income attributable to common shareholders		$ (224)	$ (161)	$ 23
Weighted average shares outstanding - basic (in shares)		267,675,764	235,136,849	233,201,569
Income (loss) per common share - basic (in dollars per share)		$ (0.84)	$ (0.68)	$ 0.10
Diluted earnings (loss) per common share:
Net income		$ 250	$ 153	$ 73
Less stock conversion of Series B Preferred Stock		(372)	0	0
Net (loss) income attributable to common shareholders - diluted		$ (224)	$ (161)	$ 26
Dilutive securities:
RSUs, warrants, and stock options (in shares)		0	0	359,178
Shares issuable upon conversion of Series B Preferred Shares (in shares)		0	0	32,520,000
Weighted-average shares outstanding - diluted (in shares)		267,675,764	235,136,849	266,080,747
Income (loss) per common share - diluted (in dollars per share)		$ (0.84)	$ (0.68)	$ 0.10
Time-Based Restricted Stock Units
Dilutive securities:
Equity instruments other than options		907,345	904,344	727,633
Series A Preferred Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less income allocable to Preferred Stock		$ 0	$ 0	$ (3)
Less stock dividend attributable to Preferred Stock		(95)	(270)	0
Diluted earnings (loss) per common share:
Less income allocable to Preferred Stock		0	0	(3)
Less stock dividend attributable to Preferred Stock		(95)	(270)	0
Series B Preferred Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less income allocable to Preferred Stock		0	0	(3)
Less stock dividend attributable to Preferred Stock		(7)	(44)	(44)
Diluted earnings (loss) per common share:
Less income allocable to Preferred Stock		0	0	(3)
Less stock dividend attributable to Preferred Stock		$ (7)	$ (44)	$ (44)
Dilutive securities:
Antidilutive securities excluded from computation of earnings per share (in shares)		0	800,000
Shares issued upon conversion (in shares)		0	32,520,000
Number of shares sold (in shares)	800,000			800,000
Series A Preferred Shares
Dilutive securities:
Antidilutive securities excluded from computation of earnings per share (in shares)		4,000,000	4,000,000	4,000,000
Dilutive securities includes common shares issuable pursuant to the annual preferred share dividend (in shares)		2,543,662	7,944,104
Employee Stock Option
Dilutive securities:
Antidilutive securities excluded from computation of earnings per share (in shares)		0	125,000
Restricted Stock Units RSUs
Dilutive securities:
Antidilutive securities excluded from computation of earnings per share (in shares)		907,345	904,344
Performance Stock Units PSUs
Dilutive securities:
Antidilutive securities excluded from computation of earnings per share (in shares)		1,172,208	1,652,020
Market Performance-Based Restricted Stock Units
Dilutive securities:
Antidilutive securities excluded from computation of earnings per share (in shares)			413,361